STOCK BASED COMPENSATION - Stock Options Outstanding (Q1) (Details) - $ / shares	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Number of Options
Outstanding beginning balance (in shares)	2,271,894	3,679,171	3,394,753
Options granted (in shares)	0
Options exercised (in shares)	0	(135,090)	(727,233)
Options forfeited (in shares)	(2,964)	(149,328)	(25,876)
Options cancelled (in shares)	0		(369,750)
Outstanding ending balance (in shares)	2,268,930	3,394,753	2,271,894	3,394,753
Weighted Average Exercise Price (Per Share)
Outstanding beginning balance (in dollars per share)	$ 0.57		$ 0.57
Options exercised (in dollars per share)	0	$ 0.3	0.38
Options forfeited (in dollars per share)	1.26	1.11	0.82
Options cancelled (in dollars per share)	0		0.84
Outstanding ending balance (in dollars per share)	$ 0.57	$ 0.57	$ 0.57	$ 0.57
Options Vested and Exercisable, Number Of Options (in shares)	2,255,034	3,250,236	2,244,102	3,250,236
Options Vested and Exercisable, Weighted Average Remaining Contractual Life (Years)	4 years 6 months 25 days		4 years 9 months 3 days	5 years 9 months 14 days
Options Vested and Exercisable, Weighted Average Exercise Price (Per Share)	$ 0.57	$ 0.54	$ 0.56	$ 0.54